Average Annual Total Returns - Institutional Class		12 Months Ended	54 Months Ended
	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.46%	3.99%
Performance Inception Date	Jun. 30, 2021
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.87%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	3.08%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	11.17%
Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	4.28%